Self Administration Transaction - Intangible Assets, Goodwill and Certain Other Assets and Liabilities	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Self Administration Transaction - Intangible Assets, Goodwill and Certain Other Assets and Liabilities
Note 5. Self Administration Transaction - Intangible Assets, Goodwill and Certain Other Assets and Liabilities
The emergence and ongoing spread of the
COVID-19
pandemic caused significant volatility in the economy and the capital markets. The increase in consumer and investor uncertainty had an impact on our Managed REITs, specifically the Managed REITs’ ability to attract investor equity in the face of economic weakness and volatility. Further, starting in April 2020 various broker dealers that our Managed REITs had selling agreements with temporarily halted non-traded
REIT sales within their advisory networks. Effective April 30, 2020, the Managed REITs suspended their offerings. Given the disruption that
COVID-19
had on our Managed REITs and their ability to raise additional equity, accordingly we evaluated the various intangible assets and liabilities associated with the sponsorship of the Managed REITs for impairment as of March 31, 2020.
Based on the above facts, we revised our capital raise projections for the Managed REITs. We then evaluated the revised projected undiscounted future cash flows of our amortizing intangible assets to determine if they exceeded their respective carrying values and we determined that certain trademarks and management contracts acquired in the Self Administration Transaction were impaired. For such assets we recorded impairments to reduce their carrying value to their respective fair values. For our indefinite-lived trademark we determined that the carrying value was in excess of its fair value and therefore recorded an impairment equal to the difference. As a result, in March 2020, we recorded impairment charges totaling approximately $11.7 million to intangible assets, consisting of approximately $3.3 million related to our trademarks, approximately $2.2 million related to the management contracts of SST IV and approximately $6.2 million related to the management contracts of SSGT II. We similarly evaluated goodwill for impairment and determined that the carrying value of the goodwill related to our Managed REIT segment was in excess of fair value, and therefore impaired and we recognized an impairment charge of approximately $24.7 million. Goodwill related to our self storage operations was not impaired.
In connection with the Self Administration Transaction, we acquired a special limited partnership interest in SST IV and SSGT II. This interest, in certain situations, may entitle us to various subordinated distributions under SST IV’s and SSGT II’s operating partnership agreements. Given the revised capital projections noted above, the projected future subordinated distributions had revised estimated fair values less than their carrying values. We deemed this difference to be an other than temporary decline in value and have therefore recorded an impairment charge of approximately $4.4 million as of March 31, 2020.
As a result of the Self Administration Transaction, we recorded a deferred tax liability, which is the result of differences between the GAAP carrying value of certain amortizing assets and the carrying value for tax purposes of certain assets related to activities which are conducted through our TRS. As we reduced the GAAP carrying value of such assets, primarily the Managed REIT management contracts, we adjusted the value of our deferred tax liabilities by pro-rata
amounts, reducing the deferred tax liabilities in aggregate by approximately $2.4 million, and recorded such adjustment as of March 31, 2020, as other income within the other line-item in our consolidated statement of operations.
In connection with the Self Administration Transaction, we issued the
Class A-2
Units, as a form of contingent consideration, which is required to be revalued at each reporting period, based on the discounted probability weighted forecast of achieving the requisite AUM thresholds or the occurrence of an Earnout Acceleration Event. The revised capital raise projections discussed above reduced the probability of the
Class A-2
Units converting, which had the result of decreasing the estimated fair value of the contingent earnout liability from $31.1 million as of December 31, 2019 to $23.9 million as of March 31, 2020, the date of the impairment analysis. As of September 30, 2020, the estimated fair value of the contingent earnout liability is $26.0 million.